Schedule of Investments (unaudited)	iShares® 3-7 Year Treasury Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Note/Bond
0.25%, 08/31/25	$454,651	$419,113,632
0.25%, 10/31/25	221,485	203,324,960
0.38%, 11/30/25	217,000	199,563,711
0.38%, 12/31/25	5,085	4,667,275
0.38%, 01/31/26	28,165	25,790,778
0.50%, 02/28/26	289,987	266,221,661
0.50%, 10/31/27	118,216	104,214,793
0.63%, 07/31/26	183,884	168,038,370
0.63%, 12/31/27	137,069	121,187,917
0.75%, 03/31/26	180,380	166,936,053
0.75%, 04/30/26	255,067	235,697,850
0.75%, 05/31/26	204,821	188,843,362
0.75%, 08/31/26	553,537	507,697,217
0.75%, 01/31/28	101,220	89,979,044
0.88%, 09/30/26	134,820	124,108,130
1.00%, 07/31/28	334,084	298,417,567
1.13%, 10/31/26	92,872	86,323,799
1.13%, 08/31/28	367,815	330,731,778
1.25%, 11/30/26	3,067	2,863,811
1.25%, 12/31/26	50,084	46,685,722
1.25%, 03/31/28	134,157	122,397,300
1.25%, 04/30/28	109,778	100,022,338
1.25%, 05/31/28	113,482	103,277,485
1.25%, 06/30/28	47,082	42,778,411
1.25%, 09/30/28	385,487	348,925,967
1.38%, 10/31/28	407,937	371,652,917
1.50%, 02/15/25	148	143,335
1.50%, 11/30/28	36,640	33,618,631
1.63%, 02/15/26	343,176	328,926,152
1.63%, 05/15/26	369,848	353,507,943
1.63%, 09/30/26	51,831	49,304,334
1.75%, 01/31/29	5,800	5,404,648
2.13%, 05/31/26	136,824	133,318,372
2.25%, 11/15/25	794,559	780,654,218
2.25%, 02/15/27	755,654	735,729,527
2.25%, 08/15/27	260,812	253,048,769
2.25%, 11/15/27	70,981	68,768,389
2.38%, 05/15/27	789,255	771,959,219
2.38%, 03/31/29	49,275	47,712,059
2.38%, 05/15/29	275,000	266,298,830
2.50%, 03/31/27	63,463	62,525,929
2.63%, 04/15/25	70	69,809
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.63%, 05/31/27	$77,464	$76,768,034
2.63%, 02/15/29	173,520	170,720,635
2.75%, 05/15/25	599	599,515
2.75%, 06/30/25(a)	534	534,250
2.75%, 04/30/27	19,675	19,602,756
2.75%, 02/15/28	264,016	262,304,020
2.88%, 07/31/25	150	150,598
2.88%, 11/30/25	33,667	33,768,264
2.88%, 05/15/28	199,117	198,961,440
2.88%, 08/15/28	654,913	653,812,949
2.88%, 04/30/29	6,284	6,281,054
3.00%, 09/30/25	39,450	39,744,334
3.00%, 10/31/25	72,250	72,775,042
3.13%, 11/15/28	303,999	307,905,861
5.50%, 08/15/28	12,252	14,057,256
U.S. Treasury STRIPS
0.00%, 11/15/27(b)	235	200,765
0.00%, 11/15/28(b)	23,148	19,190,327
0.00%, 02/15/29(b)	26,835	22,080,680
		10,469,909,792
Total U.S. Government Obligations — 99.5%
(Cost: $11,250,925,794)		10,469,909,792

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)(e)	4,907	4,907,163

Total Short-Term Securities — 0.0%
(Cost: $4,907,163)		4,907,163

Total Investments in Securities — 99.5%
(Cost: $11,255,832,957)		10,474,816,955

Other Assets Less Liabilities — 0.5%		52,473,739

Net Assets — 100.0%		$10,527,290,694

(a)	All or a portion of this security is on loan.

(b)	Zero-coupon bond.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$17,828,269	$—	$(12,921,106	)(a)	$—	$—	$4,907,163	4,907	$24,931	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® 3-7 Year Treasury Bond ETF
May 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$10,469,909,792	$—	$10,469,909,792
Money Market Funds	4,907,163	—	—	4,907,163
	$4,907,163	$10,469,909,792	$—	$10,474,816,955

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

2